Accounts Receivable, Net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable
Accounts receivable expected to be collected in 2015	$ 261
Accounts receivable expected to be collected after 2015	151
Total accounts receivable	1,130	909
Allowance for doubtful accounts	(7)	(4)
Total accounts receivable, net	1,123	905
Due From U.S. Government
Accounts, Notes, Loans and Financing Receivable
Amounts billed	143	158
Recoverable costs and accrued profit on progress completed - unbilled	944	701
Total accounts receivable	1,087	859
Due From Other Customers
Accounts, Notes, Loans and Financing Receivable
Amounts billed	28	33
Recoverable costs and accrued profit on progress completed - unbilled	15	17
Total accounts receivable	$ 43	$ 50